Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

Note 10 – Stockholders’ Equity

Preferred stock

The Company has authorized 50,000,000 shares of preferred stock with a par value of $0.001. 20,000,000 preferred shares have been designated.

Series A Preferred Stock

The Company has designated 20,000,000 preferred shares, par value $0.001, as Series A Preferred Stock. Initially, holders of series A preferred stock would have 20 voting rights for each series A preferred stock on any matter which action of the stockholders of the corporation is sought. The series A preferred stock will vote together with the common stock. Common stock and series A preferred stock are not convertible into each other. Holders of series A preferred stock are not entitled to receive dividends. The series A preferred stock does not have liquidation preference over the Company’s common stock, and therefore ranks pari passu with the Common Stock in the event of liquidation.

On January 17, 2024, 5,000,000 shares of Series A Preferred Stock was issued to Ace Champion, 4,000,000 shares of Series A Preferred Stock was issued to Chrome Fields Asset Management LLC, wholly-owned by Mr. Cheung Chi Ping and 1,000,000 shares of Series A Preferred Stock was issued to Trendy View, at an aggregate cash consideration of $10,000. As a result, as of March 31, 2025 and December 31, 2024, 10,000,000 shares of Series A Preferred Stock are issued and outstanding. This has been retrospectively reflected in the unaudited condensed consolidated financial statements as discussed in Note 1.

Common stock

The Company has authorized 450,000,000 shares of common stock with a par value of $0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the shareholders of the Company is sought.

The Company issued 5,440,000 shares of common stock for the exchange of 100 ordinary shares owned by the shareholder of our acquired subsidiary, Pine Ridge.

On January 17, 2024, the Company allotted 6,800,000 shares of common stock at par value $0.001 of the Company to Ace Champion Investments Limited (“Ace Champion”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Ching Ping, brother of Mr. Cheung Chi Ping; and the Company allotted 1,360,000 shares of common stock at par value $0.001 to Trendy View Assets Management (“Trendy View”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Yick Chung and Ms. Chan Lee, parents of Mr. Cheung Chi Ping. Total consideration for the subscription was $8,160. Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are collectively considered as Mr. Cheung’s family. After the allotment, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are ultimately holding 50%, 40% and 10% of the common stock of the Company.

On June 11, 2024, the Board of Directors approved to effect a 1.25-for-1 reverse stock split for the issued common stocks, such that every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock resulting in the issued common stocks to be 10,880,000 which are being held by Ace Champion of 5,440,000 shares of common stock, Chrome Fields of 4,352,000 shares of common stock and Trendy View of 1,088,000 shares of common stock.

On February 13, 2025, the Company announced the closing of its initial public offering (“IPO”) of 3,000,000 shares of common stock, US$0.001 par value per stock share at an offering price of US$4.00 per share for a total of US$12,000,000 in gross proceeds.

As a result, as of March 31, 2025 and December 31, 2024, 13,880,000 and 10,880,000 shares of common stock are issued and outstanding respectively.

Note 10 – Stockholders’ Equity

Preferred stock

The Company has authorized 50,000,000 shares of preferred stock with a par value of $0.001. 20,000,000 preferred shares have been designated.

Series A Preferred Stock

The Company has designated 20,000,000 preferred shares, par value $0.001, as Series A Preferred Stock. Initially, holders of series A preferred stock would have 20 voting rights for each series A preferred stock on any matter which action of the stockholders of the corporation is sought. The series A preferred stock will vote together with the common stock. Common stock and series A preferred stock are not convertible into each other. Holders of series A preferred stock are not entitled to receive dividends. The series A preferred stock does not have liquidation preference over the Company’s common stock, and therefore ranks pari passu with the Common Stock in the event of liquidation.

On January 17, 2024, 5,000,000 shares of Series A Preferred Stock was issued to Ace Champion, 4,000,000 shares of Series A Preferred Stock was issued to Chrome Fields Asset Management LLC, wholly-owned by Mr. Cheung Chi Ping and 1,000,000 shares of Series A Preferred Stock was issued to Trendy View, at an aggregate cash consideration of $10,000. As a result, as of December 31, 2024, 2023 and 2022, 10,000,000 shares of Series A Preferred Stock are issued and outstanding. This has been retrospectively reflected in the consolidated financial statements as discussed in Note 1

Common stock

The Company has authorized 450,000,000 shares of common stock with a par value of $0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the shareholders of the Company is sought.

The Company issued 5,440,000 shares of common stock for the exchange of 100 ordinary shares owned by the shareholder of our acquired subsidiary, Pine Ridge.

On January 17, 2024, the Company allotted 6,800,000 shares of common stock at par value $0.001 of the Company to Ace Champion Investments Limited (“Ace Champion”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Ching Ping, brother of Mr. Cheung Chi Ping; and the Company allotted 1,360,000 shares of common stock at par value $0.001 to Trendy View Assets Management (“Trendy View”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Yick Chung and Ms. Chan Lee, parents of Mr. Cheung Chi Ping. Total consideration for the subscription was $8,160. Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are collectively considered as Mr. Cheung’s family. After the allotment, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are ultimately holding 50%, 40% and 10% of the common stock of the Company.

On June 11, 2024, the Board of Directors approved to effect a 1.25-for-1 reverse stock split for the issued common stocks, such that every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock resulting in the issued common stocks to be 10,880,000 which are being held by Ace Champion of 5,440,000 shares of common stock, Chrome Fields of 4,352,000 shares of common stock and Trendy View of 1,088,000 shares of common stock.

As a result, as of December 31, 2024 and 2023, 10,880,000 shares of common stock are issued and outstanding. All the above transactions have been retrospectively reflected in the consolidated financial statements as discussed in Note 1.